Basis of Presentation and Significant Accounting Policies, Equity Investment in Affiliate (Q2) (Details) $ in Millions	Jan. 31, 2023 USD ($)
Equity Investment in Affiliate [Abstract]
Fair value of equity method investments	$ 2.3
OCP Management Arizona, LLP [Member]
Equity Investment in Affiliate [Abstract]
Percentage of equity interest	49.00%